Business Segment Information (Schedule Of Total Revenue, Total Costs And Expenses, Segment Performance) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Oct. 31, 2010	Jul. 31, 2010	Apr. 30, 2010	Jan. 31, 2012		Jan. 31, 2011		Jan. 31, 2010
Segment Reporting Information [Line Items]
Total revenue	$ 211,993	$ 199,364	$ 194,959	$ 176,332	$ 186,869	$ 186,641	$ 180,676	$ 172,613	$ 782,648		$ 726,799		$ 703,693
Total costs and expenses									784,600		733,073		694,848
Income (loss) from operations	3,250	(819)	(3,154)	(1,228)	4,252	26,852	(3,785)	(33,593)	(1,952)		(6,274)		8,845
Stock-based compensation expense									32,951		53,615		51,635
Restructuring charges									0		0		141
Interest expense									(32,379)		(29,913)		(25,067)
Depreciation and amortization									(53,300)		(49,205)		(49,441)
Other non-cash items									(270)	[1]	334	[2]	(650)	[3]
Verint [Member]
Segment Reporting Information [Line Items]
Total revenue									782,648		726,799		703,633
Total costs and expenses									696,170		653,694		637,954
Income (loss) from operations									86,478		73,105		65,679
Segment revenue adjustment									13,599		0		0
Stock-based compensation expense									27,910		46,819		44,237
Amortization of acquisition-related intangibles									35,302		30,554		30,289
Compliance-related professional fees									1,012		28,913		54,472
Compliance-related compensation and other expenses											0		0
Litigation settlements and related costs									0		0		0
Acquisition-related charges									9,061		1,690		762
Restructuring charges													141
Other									3,190		3,505		39
Segment expense adjustments									76,475		111,481		129,940
Segment expenses									619,695		542,213		508,014
Segment performance									176,552		184,586		195,619
Interest expense									(32,358)		(29,896)		(24,964)
Depreciation and amortization									(53,040)		(48,951)		(49,290)
Other non-cash items									(270)	[1]	334	[1]	(159)	[1]
Verint [Member] | Segment Revenue [Member]
Segment Reporting Information [Line Items]
Revenue									796,247		726,799		703,633
Verint [Member] | Comverse Performance [Member]
Segment Reporting Information [Line Items]
Total revenue									782,648		726,799		703,633
Total costs and expenses									696,170		653,694		637,954
Strategic evaluation related costs									0		0		0
All Other [Member]
Segment Reporting Information [Line Items]
Total revenue									0		0		60
Total costs and expenses									88,430		79,379		56,894
Income (loss) from operations									(88,430)		(79,379)		(56,834)
Segment revenue adjustment									0		0		0
Stock-based compensation expense									5,040		6,796		7,398
Amortization of acquisition-related intangibles									0		0		0
Compliance-related professional fees									25,285		50,668		12,704
Compliance-related compensation and other expenses											45		3,157
Strategic evaluation related costs									11,144		3,065		236
Litigation settlements and related costs									4,968		(17,060)		2,771
Acquisition-related charges									0		0		0
Restructuring charges													0
Other									17		0		1,759
Segment expense adjustments									46,454		43,514		28,025
Segment expenses									41,976		35,865		28,869
Segment performance									(41,976)		(35,865)		(28,809)
Interest expense									(21)		(17)		(103)
Depreciation and amortization									(260)		(254)		(151)
Other non-cash items									0	[1]	0	[1]	(491)	[1]
All Other [Member] | Segment Revenue [Member]
Segment Reporting Information [Line Items]
Revenue									0		0		60
All Other [Member] | Comverse Performance [Member]
Segment Reporting Information [Line Items]
Total revenue									0		0		60
Total costs and expenses									$ 88,430		$ 79,379		$ 56,894

[1]	Other non-cash items consist of write-downs of property and equipment and capitalized software.
[2]	Other non-cash items consist of write-downs of property and equipment.
[3]	Other non-cash items consist of write-downs and impairments of intangible assets and property and equipment.